Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [abstract]
Allowance for credit losses for debt securities measured at FVOCI	$ 21	$ 22